Insurance contracts and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 89,671	R$ 78,448
Legal proceedings contingent liability [member] | Labour [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	32,683	13,914
Legal proceedings contingent liability [member] | Civil [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	51,319	59,603
Legal proceedings contingent liability [member] | Taxes And Social Security [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 5,669	R$ 4,931